ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2024
Stardust Power Inc And Subsidiary [Member]
ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES

NOTE 14 - ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES:

	September 30, 2024	December 31, 2023
Accrued expenses	1,053,345	151,284
Capital market advisory fees	3,000,000	-
Payroll liabilities	75,913	56,823
	4,129,258	208,107